Distribution Date:	02/11/22	GS Mortgage Securities Trust 2019-GC38
Determination Date:	02/07/22
Next Distribution Date:	03/11/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2019-GC38

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36252SAS6	2.972000%	9,271,000.00	4,052,792.78	169,907.48	10,037.42	0.00	0.00	179,944.90	3,882,885.30	30.22%	30.00%
A-2	36252SAT4	3.872000%	77,492,000.00	77,492,000.00	0.00	250,040.85	0.00	0.00	250,040.85	77,492,000.00	30.22%	30.00%
A-3	36252SAU1	3.703000%	190,000,000.00	190,000,000.00	0.00	586,308.33	0.00	0.00	586,308.33	190,000,000.00	30.22%	30.00%
A-4	36252SAV9	3.968000%	235,678,000.00	235,678,000.00	0.00	779,308.59	0.00	0.00	779,308.59	235,678,000.00	30.22%	30.00%
A-AB	36252SAW7	3.835000%	17,070,000.00	17,070,000.00	0.00	54,552.88	0.00	0.00	54,552.88	17,070,000.00	30.22%	30.00%
A-S	36252SAZ0	4.158000%	60,515,000.00	60,515,000.00	0.00	209,684.48	0.00	0.00	209,684.48	60,515,000.00	22.16%	22.00%
B	36252SBA4	4.309000%	36,877,000.00	36,877,000.00	0.00	132,419.16	0.00	0.00	132,419.16	36,877,000.00	17.25%	17.13%
C	36252SBB2	4.761000%	34,985,000.00	34,985,000.00	0.00	138,802.99	0.00	0.00	138,802.99	34,985,000.00	12.59%	12.50%
D	36252SAA5	3.000000%	20,916,000.00	20,916,000.00	0.00	52,290.00	0.00	0.00	52,290.00	20,916,000.00	9.80%	9.73%
E-RR	36252SAE7	4.833650%	17,852,000.00	17,852,000.00	0.00	71,908.60	0.00	0.00	71,908.60	17,852,000.00	7.43%	7.38%
F-RR	36252SAG2	4.833650%	9,456,000.00	9,456,000.00	0.00	38,089.16	0.00	0.00	38,089.16	9,456,000.00	6.17%	6.13%
G-RR	36252SAJ6	4.833650%	8,510,000.00	8,510,000.00	0.00	34,278.63	0.00	0.00	34,278.63	8,510,000.00	5.04%	5.00%
H-RR	36252SAL1	4.833650%	7,564,000.00	7,564,000.00	0.00	30,468.11	0.00	0.00	30,468.11	7,564,000.00	4.03%	4.00%
I-RR*	36252SAN7	4.833650%	30,258,365.00	30,258,365.00	0.00	121,881.95	0.00	0.00	121,881.95	30,258,365.00	0.00%	0.00%
S	36252SBD8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36252SAQ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			756,444,365.00	751,226,157.78	169,907.48	2,510,071.15	0.00	0.00	2,679,978.63	751,056,250.30

Notional Certificates
X-A	36252SAX5	0.955591%	590,026,000.00	584,807,792.78	0.00	465,697.46	0.00	0.00	465,697.46	584,637,885.30
X-B	36252SAY3	0.304600%	71,862,000.00	71,862,000.00	0.00	18,240.96	0.00	0.00	18,240.96	71,862,000.00
X-D	36252SAC1	1.833650%	20,916,000.00	20,916,000.00	0.00	31,960.51	0.00	0.00	31,960.51	20,916,000.00
Notional SubTotal			682,804,000.00	677,585,792.78	0.00	515,898.93	0.00	0.00	515,898.93	677,415,885.30

Deal Distribution Total					169,907.48	3,025,970.08	0.00	0.00	3,195,877.56

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252SAS6	437.14731744	18.32676950	1.08266854	0.00000000	0.00000000	0.00000000	0.00000000	19.40943803	418.82054795
A-2	36252SAT4	1,000.00000000	0.00000000	3.22666662	0.00000000	0.00000000	0.00000000	0.00000000	3.22666662	1,000.00000000
A-3	36252SAU1	1,000.00000000	0.00000000	3.08583332	0.00000000	0.00000000	0.00000000	0.00000000	3.08583332	1,000.00000000
A-4	36252SAV9	1,000.00000000	0.00000000	3.30666668	0.00000000	0.00000000	0.00000000	0.00000000	3.30666668	1,000.00000000
A-AB	36252SAW7	1,000.00000000	0.00000000	3.19583363	0.00000000	0.00000000	0.00000000	0.00000000	3.19583363	1,000.00000000
A-S	36252SAZ0	1,000.00000000	0.00000000	3.46500008	0.00000000	0.00000000	0.00000000	0.00000000	3.46500008	1,000.00000000
B	36252SBA4	1,000.00000000	0.00000000	3.59083331	0.00000000	0.00000000	0.00000000	0.00000000	3.59083331	1,000.00000000
C	36252SBB2	1,000.00000000	0.00000000	3.96750007	0.00000000	0.00000000	0.00000000	0.00000000	3.96750007	1,000.00000000
D	36252SAA5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	36252SAE7	1,000.00000000	0.00000000	4.02804168	0.00000000	0.00000000	0.00000000	0.00000000	4.02804168	1,000.00000000
F-RR	36252SAG2	1,000.00000000	0.00000000	4.02804146	0.00000000	0.00000000	0.00000000	0.00000000	4.02804146	1,000.00000000
G-RR	36252SAJ6	1,000.00000000	0.00000000	4.02804113	0.00000000	0.00000000	0.00000000	0.00000000	4.02804113	1,000.00000000
H-RR	36252SAL1	1,000.00000000	0.00000000	4.02804204	0.00000000	0.00000000	0.00000000	0.00000000	4.02804204	1,000.00000000
I-RR	36252SAN7	1,000.00000000	0.00000000	4.02804150	0.00000000	0.32041487	0.00000000	0.00000000	4.02804150	1,000.00000000
S	36252SBD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36252SAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252SAX5	991.15597072	0.00000000	0.78928295	0.00000000	0.00000000	0.00000000	0.00000000	0.78928295	990.86800463
X-B	36252SAY3	1,000.00000000	0.00000000	0.25383318	0.00000000	0.00000000	0.00000000	0.00000000	0.25383318	1,000.00000000
X-D	36252SAC1	1,000.00000000	0.00000000	1.52804121	0.00000000	0.00000000	0.00000000	0.00000000	1.52804121	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	01/01/22 - 01/30/22	30	0.00	10,037.42	0.00	10,037.42	0.00	0.00	0.00	10,037.42	0.00
A-2	01/01/22 - 01/30/22	30	0.00	250,040.85	0.00	250,040.85	0.00	0.00	0.00	250,040.85	0.00
A-3	01/01/22 - 01/30/22	30	0.00	586,308.33	0.00	586,308.33	0.00	0.00	0.00	586,308.33	0.00
A-4	01/01/22 - 01/30/22	30	0.00	779,308.59	0.00	779,308.59	0.00	0.00	0.00	779,308.59	0.00
A-AB	01/01/22 - 01/30/22	30	0.00	54,552.88	0.00	54,552.88	0.00	0.00	0.00	54,552.88	0.00
X-A	01/01/22 - 01/30/22	30	0.00	465,697.46	0.00	465,697.46	0.00	0.00	0.00	465,697.46	0.00
X-B	01/01/22 - 01/30/22	30	0.00	18,240.96	0.00	18,240.96	0.00	0.00	0.00	18,240.96	0.00
X-D	01/01/22 - 01/30/22	30	0.00	31,960.51	0.00	31,960.51	0.00	0.00	0.00	31,960.51	0.00
A-S	01/01/22 - 01/30/22	30	0.00	209,684.48	0.00	209,684.48	0.00	0.00	0.00	209,684.48	0.00
B	01/01/22 - 01/30/22	30	0.00	132,419.16	0.00	132,419.16	0.00	0.00	0.00	132,419.16	0.00
C	01/01/22 - 01/30/22	30	0.00	138,802.99	0.00	138,802.99	0.00	0.00	0.00	138,802.99	0.00
D	01/01/22 - 01/30/22	30	0.00	52,290.00	0.00	52,290.00	0.00	0.00	0.00	52,290.00	0.00
E-RR	01/01/22 - 01/30/22	30	0.00	71,908.60	0.00	71,908.60	0.00	0.00	0.00	71,908.60	0.00
F-RR	01/01/22 - 01/30/22	30	0.00	38,089.16	0.00	38,089.16	0.00	0.00	0.00	38,089.16	0.00
G-RR	01/01/22 - 01/30/22	30	0.00	34,278.63	0.00	34,278.63	0.00	0.00	0.00	34,278.63	0.00
H-RR	01/01/22 - 01/30/22	30	0.00	30,468.11	0.00	30,468.11	0.00	0.00	0.00	30,468.11	0.00
I-RR	01/01/22 - 01/30/22	30	9,656.33	121,881.95	0.00	121,881.95	0.00	0.00	0.00	121,881.95	9,695.23
Totals			9,656.33	3,025,970.08	0.00	3,025,970.08	0.00	0.00	0.00	3,025,970.08	9,695.23

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,195,877.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,140,635.44	Master Servicing Fee	6,030.58
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,700.19
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	323.44
ARD Interest	0.00	Operating Advisor Fee	1,293.78
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	161.72
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,140,635.44	Total Fees	13,799.72

Principal		Expenses/Reimbursements
Scheduled Principal	169,907.48	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	169,907.48	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	100,865.67

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,025,970.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	169,907.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,195,877.56
Total Funds Collected	3,310,542.92	Total Funds Distributed	3,310,542.95

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	751,226,157.86	751,226,157.86	Beginning Certificate Balance	751,226,157.78
(-) Scheduled Principal Collections	169,907.48	169,907.48	(-) Principal Distributions	169,907.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	751,056,250.38	751,056,250.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	751,226,157.87	751,226,157.87	Ending Certificate Balance	751,056,250.30
Ending Actual Collateral Balance	751,056,250.39	751,056,250.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.08)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.08)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	20,000,000.00	2.66%	82	4.7500	NAP	Defeased	3	20,000,000.00	2.66%	82	4.7500	NAP
10,000,000 or less	8	54,995,217.64	7.32%	83	5.2884	1.535097	1.30 or less	8	137,627,274.51	18.32%	77	5.0332	0.994469
10,000,001 to 20,000,000	10	146,545,814.11	19.51%	78	5.0894	1.834939	1.31 to 1.40	1	6,274,485.43	0.84%	82	5.3080	1.339200
20,000,001 to 30,000,000	7	171,765,218.63	22.87%	83	5.0136	1.836355	1.41 to 1.50	2	36,950,000.00	4.92%	82	5.0917	1.497849
30,000,001 to 40,000,000	3	104,000,000.00	13.85%	81	5.0608	1.326342	1.51 to 1.60	3	48,714,750.34	6.49%	81	4.9863	1.524874
40,000,001 to 50,000,000	3	136,750,000.00	18.21%	83	4.5134	2.945957	1.61 to 1.70	1	18,147,108.40	2.42%	83	5.0700	1.627100
50,000,001 to 60,000,000	1	52,000,000.00	6.92%	82	4.7780	2.370400	1.71 to 2.00	6	143,920,000.00	19.16%	55	4.7054	1.878470
60,000,001 or greater	1	65,000,000.00	8.65%	22	4.0228	1.925900	2.01 to 3.00	11	298,022,631.70	39.68%	83	4.9165	2.326021
Totals	36	751,056,250.38	100.00%	76	4.8549	2.000551	3.01 or greater	1	41,400,000.00	5.51%	83	3.8600	4.589600
							Totals	36	751,056,250.38	100.00%	76	4.8549	2.000551
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	20,000,000.00	2.66%	82	4.7500	NAP
							Defeased	3	20,000,000.00	2.66%	82	4.7500	NAP
Arizona	2	7,632,000.00	1.02%	83	4.4080	2.472000
							Industrial	7	102,545,000.00	13.65%	83	4.4980	2.926364
California	3	114,733,356.44	15.28%	81	4.9468	2.077657
							Lodging	4	65,182,176.05	8.68%	71	5.3211	1.483974
Colorado	3	34,794,275.85	4.63%	83	5.1608	1.034713
							Mixed Use	3	107,000,000.00	14.25%	83	5.0240	1.941479
Florida	4	38,001,819.61	5.06%	63	5.1831	2.038497
							Multi-Family	3	91,900,000.00	12.24%	40	4.3144	1.922689
Georgia	2	37,803,716.00	5.03%	81	5.4976	1.845584
							Office	11	145,858,132.13	19.42%	82	4.9889	1.675777
Illinois	7	92,692,472.80	12.34%	83	4.4329	2.845433
							Retail	9	171,200,942.12	22.79%	82	5.0850	1.848789
Indiana	1	10,050,000.00	1.34%	82	5.2045	1.227200
							Self Storage	13	47,370,000.00	6.31%	83	4.4524	2.444691
Michigan	1	18,147,108.07	2.42%	83	5.0700	1.627100
							Totals	53	751,056,250.38	100.00%	76	4.8549	2.000551
Nevada	1	9,259,564.28	1.23%	83	5.3000	0.999000

New York	5	185,950,000.00	24.76%	62	4.6712	1.632743

North Carolina	2	10,730,474.72	1.43%	82	4.7745	1.945298

Ohio	5	52,513,760.84	6.99%	82	5.1439	2.204381

Pennsylvania	2	20,276,417.69	2.70%	83	5.1441	1.677276

Texas	10	79,074,000.00	10.53%	83	4.7241	2.274172

Utah	1	16,496,284.00	2.20%	83	4.9000	2.509500

Virginia	1	2,901,000.00	0.39%	83	4.4080	2.472000

Totals	53	751,056,250.38	100.00%	76	4.8549	2.000551

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	20,000,000.00	2.66%	82	4.7500	NAP	Defeased	3	20,000,000.00	2.66%	82	4.7500	NAP
	4.000% or less	1	41,400,000.00	5.51%	83	3.8600	4.589600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	2	110,350,000.00	14.69%	47	4.1811	2.150328	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	2	55,000,000.00	7.32%	82	4.7385	1.290565	25 months to 36 months	8	152,241,417.69	20.27%	84	5.0402	1.927576
	4.751% to 5.000%	10	241,492,472.80	32.15%	83	4.8882	1.925868	37 months to 48 months	25	578,814,832.69	77.07%	74	4.8098	2.011929
	5.001% to 5.250%	8	157,524,445.04	20.97%	83	5.1028	1.751303	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	8	77,840,512.70	10.36%	82	5.3846	1.817317	Totals	36	751,056,250.38	100.00%	76	4.8549	2.000551
	5.501% or greater	2	47,448,819.84	6.32%	65	5.6073	1.629026
	Totals	36	751,056,250.38	100.00%	76	4.8549	2.000551
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	20,000,000.00	2.66%	82	4.7500	NAP	Defeased	3	20,000,000.00	2.66%	82	4.7500	NAP
	58 months or less	2	77,448,819.84	10.31%	22	4.3054	1.804351	Interest Only	16	523,745,000.00	69.73%	75	4.7312	2.045061
59 months to 115 months		31	653,607,430.54	87.03%	83	4.9232	2.016878	360 months or less	17	207,311,250.38	27.60%	79	5.1776	1.866280
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	36	751,056,250.38	100.00%	76	4.8549	2.000551
	Totals	36	751,056,250.38	100.00%	76	4.8549	2.000551
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	20,000,000.00	2.66%	82	4.7500	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	731,056,250.38	97.34%	76	4.8578	1.994362
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	751,056,250.38	100.00%	76	4.8549	2.000551
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	301271711	MF	Brooklyn	NY	Actual/360	4.023%	225,163.48	0.00	0.00	N/A	12/06/23	--	65,000,000.00	65,000,000.00	02/06/22
2	301271710	RT	Torrance	CA	Actual/360	4.778%	213,948.22	0.00	0.00	N/A	12/06/28	--	52,000,000.00	52,000,000.00	02/06/22
3	304102175	MU	New York	NY	Actual/360	5.150%	221,736.11	0.00	0.00	N/A	02/06/29	--	50,000,000.00	50,000,000.00	02/06/22
4	301271722	SS	Various	Various	Actual/360	4.408%	172,138.52	0.00	0.00	N/A	01/06/29	--	45,350,000.00	45,350,000.00	02/06/22
5	301271725	IN	Melrose Park	IL	Actual/360	3.860%	137,609.00	0.00	0.00	01/06/29	01/06/34	--	41,400,000.00	41,400,000.00	02/06/22
6	301271697	MU	San Francisco	CA	Actual/360	4.878%	147,017.50	0.00	0.00	N/A	10/06/28	--	35,000,000.00	35,000,000.00	02/06/22
7	301271691	RT	Atlanta	GA	Actual/360	5.545%	167,135.21	0.00	0.00	N/A	11/06/28	--	35,000,000.00	35,000,000.00	02/06/22
8	321381001	OF	New York	NY	Actual/360	4.750%	139,069.44	0.00	0.00	N/A	12/06/28	--	34,000,000.00	34,000,000.00	01/06/22
9	301271715	LO	Chula Vista	CA	Actual/360	5.350%	127,922.75	34,017.22	0.00	N/A	12/06/28	--	27,767,373.93	27,733,356.71	02/06/22
10	321430010	RT	New York	NY	Actual/360	4.965%	120,566.75	0.00	0.00	N/A	12/06/28	--	28,200,000.00	28,200,000.00	02/06/22
11	304102172	IN	Various	IL	Actual/360	4.890%	113,039.82	0.00	0.00	N/A	02/06/29	--	26,845,000.00	26,845,000.00	02/06/22
12	301271723	LO	Denver	CO	Actual/360	5.060%	108,930.56	0.00	0.00	N/A	01/06/29	--	25,000,000.00	25,000,000.00	02/06/22
13	304102171	MU	North Miami	FL	Actual/360	4.970%	94,153.89	0.00	0.00	N/A	02/06/29	--	22,000,000.00	22,000,000.00	02/06/22
14	301271716	OF	Dublin	OH	Actual/360	5.077%	91,870.85	27,267.37	0.00	N/A	12/06/28	--	21,014,129.29	20,986,861.92	02/06/22
15	301271713	OF	Houston	TX	Actual/360	4.720%	85,353.33	0.00	0.00	N/A	11/06/28	--	21,000,000.00	21,000,000.00	02/06/22
16	301271717	IN	Various	Various	Actual/360	4.900%	81,435.28	0.00	0.00	N/A	01/06/29	--	19,300,000.00	19,300,000.00	02/06/22
17	301271732	RT	Fort Worth	TX	Actual/360	4.922%	81,368.80	0.00	0.00	N/A	02/06/29	--	19,200,000.00	19,200,000.00	02/06/22
18	301271724	OF	Dearborn	MI	Actual/360	5.070%	79,329.76	23,480.73	0.00	01/06/29	01/06/32	--	18,170,589.13	18,147,108.40	02/06/22
19	301271738	IN	Denver	PA	Actual/360	5.040%	65,100.00	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	02/06/22
20	321381007	OF	Various	IL	Actual/360	4.840%	61,537.23	17,525.65	0.00	N/A	12/06/28	--	14,764,998.45	14,747,472.80	02/06/22
21	301271728	MF	Blacklick	OH	Actual/360	4.950%	61,806.25	0.00	0.00	N/A	02/06/29	--	14,500,000.00	14,500,000.00	02/06/22
22	301271685	LO	Various	FL	Actual/360	5.781%	62,041.35	14,079.33	0.00	N/A	10/06/23	--	12,462,899.17	12,448,819.84	02/06/22
23	301271731	MF	Houston	TX	Actual/360	5.100%	54,456.67	0.00	0.00	N/A	02/06/29	--	12,400,000.00	12,400,000.00	02/06/22
24	301271718	OF	Beavercreek	OH	Actual/360	5.440%	50,430.09	13,023.31	0.00	N/A	11/06/28	--	10,765,436.38	10,752,413.07	02/06/22
25	301271702	RT	Franklin	IN	Actual/360	5.205%	45,040.61	0.00	0.00	N/A	12/06/28	--	10,050,000.00	10,050,000.00	02/06/22
26	301271719	OF	Schaumburg	IL	Actual/360	4.994%	41,713.77	0.00	0.00	N/A	01/06/29	--	9,700,000.00	9,700,000.00	02/06/22
27	301271720	RT	North Las Vegas	NV	Actual/360	5.300%	42,311.71	11,414.02	0.00	N/A	01/06/29	--	9,270,978.20	9,259,564.18	02/06/22
28	301271721	OF	New York	NY	Actual/360	5.500%	41,440.97	0.00	0.00	N/A	01/06/29	--	8,750,000.00	8,750,000.00	02/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	301271703	OF	Westminster	CO	Actual/360	5.410%	36,261.18	9,413.93	0.00	N/A	12/06/28	--	7,783,689.55	7,774,275.62	02/06/22
30	301271708	SS	White Settlement	TX	Actual/360	4.717%	30,463.96	0.00	0.00	N/A	12/06/28	08/06/28	7,500,000.00	7,500,000.00	02/06/22
31	301271709	SS	Arlington	TX	Actual/360	4.717%	28,433.03	0.00	0.00	N/A	12/06/28	08/06/28	7,000,000.00	7,000,000.00	02/06/22
32	301271704	RT	New Albany	OH	Actual/360	5.308%	28,709.93	6,705.75	0.00	N/A	12/06/28	--	6,281,191.18	6,274,485.43	02/06/22
33	301271706	RT	Fayetteville	NC	Actual/360	5.070%	25,964.40	6,704.99	0.00	N/A	12/06/28	--	5,947,179.71	5,940,474.72	02/06/22
34	301271707	SS	Fort Worth	TX	Actual/360	4.837%	22,908.57	0.00	0.00	N/A	12/06/28	08/06/28	5,500,000.00	5,500,000.00	02/06/22
35	301271729	RT	Kutztown	PA	Actual/360	5.440%	24,746.48	6,275.18	0.00	N/A	02/06/29	--	5,282,692.87	5,276,417.69	02/06/22
36	321430036	SS	Colorado Springs	CO	Actual/360	5.450%	9,479.97	0.00	0.00	N/A	02/06/29	--	2,020,000.00	2,020,000.00	02/06/22
Totals							3,140,635.44	169,907.48	0.00				751,226,157.86	751,056,250.38
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,281,918.18	6,567,106.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,628,892.00	4,503,847.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,074,463.99	7,460,767.24	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,087,500.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,706,364.82	5,866,284.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,846,992.55	4,369,924.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,649,378.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	5,952,359.99	01/01/21	09/30/21	--	0.00	0.00	138,959.65	138,959.65	0.00	0.00
9	4,623,677.97	4,732,257.39	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,813,541.00	3,553,958.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,816,609.89	1,397,724.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(671,308.44)	1,238,851.11	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,607,584.59	2,143,867.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,129,797.83	2,962,815.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	6,020,111.00	4,814,826.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,534,700.00	1,903,123.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,204,164.00	1,675,025.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,976,422.86	1,571,259.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	7,382,592.00	5,616,706.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,971,366.58	3,135,488.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,283,828.00	1,070,178.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,009,734.10	1,195,783.35	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,045,975.09	986,962.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,610,240.00	1,413,406.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	951,392.76	550,891.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,280,464.94	935,883.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,115,641.96	530,758.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	2,222.97	0.00
28	745,440.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	902,180.93	708,065.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	550,220.41	455,173.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	562,162.93	464,699.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	535,786.50	415,010.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	170,586.61	156,216.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	105,448,424.53	78,349,221.07				0.00	0.00	138,959.65	138,959.65	2,222.97	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854893%	4.833561%	76
01/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.854982%	4.833650%	77
12/10/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855071%	4.833738%	78
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855170%	4.833837%	79
10/13/21	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855257%	4.833924%	80
09/13/21	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855355%	4.834022%	81
08/12/21	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855442%	4.834108%	82
07/12/21	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855528%	4.834194%	83
06/11/21	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855625%	4.834291%	84
05/12/21	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855710%	4.834376%	85
04/12/21	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855806%	4.834471%	86
03/12/21	1	34,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.855890%	4.834555%	87
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	321381001	01/06/22	0	B	138,959.65	138,959.65	0.00	34,000,000.00
Totals					138,959.65	138,959.65	0.00	34,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		77,448,820	77,448,820		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		673,607,431	673,607,431		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	751,056,250	751,056,250	0	0	0	0
Jan-22	751,226,158	751,226,158	0	0	0	0
Dec-21	751,395,301	751,395,301	0	0	0	0
Nov-21	751,584,002	751,584,002	0	0	0	0
Oct-21	751,751,535	717,751,535	34,000,000	0	0	0
Sep-21	751,938,685	717,938,685	34,000,000	0	0	0
Aug-21	752,104,622	718,104,622	34,000,000	0	0	0
Jul-21	752,269,812	718,269,812	34,000,000	0	0	0
Jun-21	752,454,705	718,454,705	34,000,000	0	0	0
May-21	752,618,321	718,618,321	34,000,000	0	0	0
Apr-21	752,801,696	718,801,696	34,000,000	0	0	0
Mar-21	752,963,750	718,963,750	34,000,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	301271723	25,000,000.00	5.06000%	25,000,000.00 5.06000%		10	05/22/20	06/06/20	06/08/20
12	301271723	0.00	5.06000%	0.00	5.06000%	10	06/08/20	06/06/20	05/22/20
Totals		25,000,000.00		25,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "U.S. Risk Retention Special Notices" tab for the GS Mortgage Securities Trust 2019-GC38 transaction, certain information provided to the Certificate Administrator regarding the Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees received by the Special Servicer or any of its Affiliates during the related Collection Period would be disclosed here

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27